Equity (Details 4) SFr / shares in Units, shares in Millions, SFr in Millions, Pure in Millions, $ in Millions			12 Months Ended
	Sep. 15, 2023 USD ($)	Sep. 15, 2023 CHF (SFr)	Dec. 31, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2023 SFr / shares
Disclosure of classes of share capital [line items]
Tax on transaction costs recorded in equity					$ 29.0
Maximal amount of share buyback programm					$ 15,000.0	$ 15,000.0
Written call options held by market maker			0	0			0
Reduction of issued capital	$ 17.1	SFr 22.8
Reduction par value per share | SFr / shares							SFr 0.01
Amount of share buyback programm related to irrevocable, non-discretionary arangement | shares			10.7	8.7	11.7